Intangible assets (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets
Schedule of intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2018 and 2017 were as follows:

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (iii) (iv)	Total
Balance at June 30, 2016	2,238	3,355	759	3,219	957	1,286	11,814
Costs	2,238	3,378	817	3,923	1,202	1,478	13,036
Accumulated depreciation	-	(23)	(58)	(704)	(245)	(192)	(1,222)
Net book amount at June 30, 2016	2,238	3,355	759	3,219	957	1,286	11,814

Assets incorporated by business combination (i)	26	-	-	-	-	-	26
Currency translation adjustment	511	732	148	494	235	170	2,290
Transfers to assets held for sale	-	(81)	-	(36)	(21)	(44)	(182)
Transfers to trading properties	-	-	-	-	-	(13)	(13)
Reclassification of previous periods	31	-	-	-	-	-	31
Additions	-	-	-	-	588	30	618
Disposals	-	-	-	-	-	(52)	(52)
Depreciation charge (ii)	-	(52)	(115)	(1,115)	(458)	(349)	(2,089)
Balance at June 30, 2017	2,806	3,954	792	2,562	1,301	1,028	12,443

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (iii) (iv)	Total
Costs	2,806	4,029	1,002	4,746	2,122	1,679	16,384
Accumulated depreciation	-	(75)	(210)	(2,184)	(821)	(651)	(3,941)
Net book amount at June 30, 2017	2,806	3,954	792	2,562	1,301	1,028	12,443

Assets incorporated by business combination (i)	994	-	-	-	-	15	1,009
Deconsolidation (Note 4.(l))	(2,666)	(3,393)	-	(442)	(497)	(110)	(7,108)
Currency translation adjustment	1,987	2,561	470	1,126	828	410	7,382
Transfers to trading properties	-	-	-	-	-	(9)	(9)
Additions	-	-	-	-	572	80	652
Depreciation charge (ii)	-	(45)	(86)	(945)	(534)	(396)	(2,006)
Balance at June 30, 2018	3,121	3,077	1,176	2,301	1,670	1,018	12,363

Costs	3,121	3,274	1,657	6,933	3,304	2,715	21,004
Accumulated depreciation	-	(197)	(481)	(4,632)	(1,634)	(1,697)	(8,641)
Net book amount at June 30, 2018	3,121	3,077	1,176	2,301	1,670	1,018	12,363

(i) See Note 4. Includes other non-significant business combinations.

(ii) Amortization charge was recognized in the amount of Ps. 489 and Ps. 488 under "Costs", in the amount of Ps. 399 and Ps. 339 under "General and administrative expenses" and Ps. 880 and Ps. 1,231 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 26). In addition, a charge of Ps. 238 and Ps. 31 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively

(iii) Includes "Rights of use". Corresponds to Distrito Arcos.

(iv) Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction, which suspended the works, to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the “barter agreement” dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.